SUBSEQUENT EVENTS (Details Narrative) - $ / shares				3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 25, 2024	Sep. 09, 2024	Nov. 21, 2023	Nov. 30, 2023	Feb. 28, 2025	Aug. 31, 2024		Aug. 31, 2023		Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Subsequent Event [Line Items]
Common stock, par value					$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001
Reverse stock split description		1:4 Reverse Stock Split			1:4 Reverse Stock Split, each 4 pre-split
Common stock, shares issued		25,685,591			27,180,631	25,685,591		25,577,734			101,779,323
Issuance of shares			373,822
Consulting Services [Member]
Subsequent Event [Line Items]
Issuance of shares	815,419
Percentage of consideration for services	3.00%
IPO [Member]
Subsequent Event [Line Items]
Issuance of shares	679,516
Percentage of consideration for services	2.50%
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued						102,742,362
Issuance of shares				93,455		93,455	[1]	114,385	[1]
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split description		1:4 Reverse Stock Split
Common stock, shares issued		25,685,591
Subsequent Event [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Issuance of shares	815,419
Percentage of consideration for services	3.00%
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Issuance of shares	679,516
Percentage of consideration for services	2.50%

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.